Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41535
Entity Tax Identification Number	88-3099146
Entity Address, Address Line One	108 Patriot Drive, Suite A
Entity Address, City or Town	Middletown
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19709
City Area Code	302
Local Phone Number	274-8744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	ZYME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001937653